Label	Element	Value
BNY Mellon Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

May 12, 2022

BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Supplement to Current Summary Prospectus and Prospectus

Effective on or about June 30, 2022 (the "Effective Date"), BNY Mellon Short-Intermediate Municipal Bond Fund will change its name to "BNY Mellon Short Term Municipal Bond Fund".

Risk/Return [Heading]	rr_RiskReturnHeading	BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Effective Date, the following information supersedes and replaces any contrary information in the sections "Fees and Expenses – Annual Fund Operating Expenses" and
" – Example" in the fund's summary prospectus and "Fund Summary – Fees and Expenses – Annual Fund Operating Expenses" and "Fund Summary – Fees and Expenses – Example" in the fund's prospectus:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the fund's current management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As of the Effective Date, the following information supplements and replaces any contrary information in the sections "Principal Investment Strategy" in the fund's summary prospectus and "Fund Details  Goal and Approach" in the fund's prospectus:

The fund invests principally in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of one to three years.

The fund invests at least 80% of its net assets in municipal bonds rated investment grade (Baa/BBB or higher) at the time of purchase or the unrated equivalent as determined by the fund's sub-adviser. For additional yield, the fund may invest up to 20% of its assets in municipal bonds rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by the fund's sub-adviser.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As of the Effective Date, the following information supplements the information in the section "Principal Risks" in the fund's summary prospectus:

High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	As of the Effective Date, the following row and footnote are added to the Average Annual Total Returns table contained in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/20)
BNY Mellon Short-Intermediate Municipal Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,005
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	312
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	444
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,005
BNY Mellon Short-Intermediate Municipal Bond Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	154
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 604
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.63%	[3]
BNY Mellon Short-Intermediate Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	527
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	132
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	232
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 527
BNY Mellon Short-Intermediate Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.45%
Total other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	193
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	359
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 841

[1]	Restated to reflect the fund's current management fee.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.39%. On or after August 1, 2023, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[3]	As of the Effective Date, the Bloomberg Municipal Bond 1 to 3 Year Blend is designated as the fund's broad-based securities market index.